Subsequent Events (Details) $ / shares in Units, $ in Thousands				6 Months Ended
	Aug. 03, 2022 $ / shares	Jul. 15, 2022 USD ($)	Jul. 06, 2022 USD ($) agreement item	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)
Subsequent Events
Drawn amount				$ 312,638	$ 318,913
Common shares
Subsequent Events
Declaration of dividend (per share) | $ / shares	$ 0.15
Preference shares
Subsequent Events
Declaration of dividend (per share) | $ / shares	$ 0.546875
Sale and leaseback transaction | CMB Financial Leasing Co. Ltd. ("CMBFL")
Subsequent Events
Number of sale and leaseback agreements | agreement			4
Number of vessels under leaseback | item			4
Percentage of contract price raised on sale			92.50%
Leaseback charter period			10 years
Profile of debt instrument			20 years
Drawn amount		$ 20,611
Sale and leaseback transaction | CMB Financial Leasing Co. Ltd. ("CMBFL") | Maximum
Subsequent Events
Agreed sale value			$ 762,604